Summary of significant accounting policies - Principal subsidiaries of the Company (Details)	Dec. 31, 2022
Triple Flag International Ltd.
Principal subsidiaries of the Company
Ownership (in percent)	100.00%
TF R&S Canada Ltd.
Principal subsidiaries of the Company
Ownership (in percent)	100.00%
TF Australia Holdings Ltd.
Principal subsidiaries of the Company
Ownership (in percent)	100.00%
Triple Flag USA Royalties Ltd.
Principal subsidiaries of the Company
Ownership (in percent)	100.00%